Non-current assets held for sale and liabilities associated with non-current assets held for sale - Schedule of non-current assets classified as held for sale (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	€ 27,438	€ 32,087	€ 33,882
Total non-current assets held for sale	75,011	4,002	3,014
Other assets	8,719	8,559	8,856
Total Liabilities associated with non-current assets held for sale	62,995	0	0
Assets and liabilities classified as held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	2,850	2,851	2,991
Total non-current assets held for sale	75,011	4,002	3,014
Other assets	13	14	23
Total Liabilities associated with non-current assets held for sale	62,995	0	0
Assets and liabilities classified as held for sale | Santander Bank Polska S.A. (Note 3)
Assets And Liabilities Classified As Held For Sale [Line Items]
Total non-current assets held for sale	0	1,137	0
Assets and liabilities classified as held for sale | Foreclosed assets
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	2,487	2,621	2,773
Assets and liabilities classified as held for sale | Other Tangible Assets
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	363	230	218
Assets and liabilities classified as held for sale | Spain | Foreclosed assets
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	1,705	1,896	2,138
Assets and liabilities classified as held for sale | Total for all subsidiaries | Total for all associates
Assets And Liabilities Classified As Held For Sale [Line Items]
Total non-current assets held for sale	72,148	1,137	0
Assets and liabilities classified as held for sale | Santander Bank Polska S.A.
Assets And Liabilities Classified As Held For Sale [Line Items]
Total non-current assets held for sale	72,148	0	0
Total Liabilities associated with non-current assets held for sale	€ 62,995	€ 0	€ 0